COMMITMENTS AND CONTINGENCIES - Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	$ 477
Right-of-use assets obtained in exchange for lease obligations
Operating lease liabilities	$ 6,587	$ 0